SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in determining the fair value of share options granted

Grant date
Risk-free interest rate (1)	2.50-3.00%
Volatility (2)	45%-46%
Expected term (in years) (3)	10
Exercise price (4)	$0.01
Dividend yield (5)	—
Fair value of underlying ordinary share (6)	$2.12-$3.36

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options, and the country risk spread between China and United States was considered.

(2)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)	Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(5)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

Kaixin Auto 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

			Weighted
			average	Weighted
		Weighted	grant day	Average
		Average	fair	Remaining	Aggregate
Options Granted to Employees	Number of	Exercise	Value per	Contractual	Intrinsic
and Directors	Shares	Price	shares	Years	value
Outstanding as of December 31, 2020	1,489,794	$0.02	$3.17	9.08	$3.73
Forfeited	16,334	—	—	—	—
Granted	—	—	—	—	—
Exercised	1,306,309	0.02	3.17	—	1.12
Outstanding as of December 31, 2021	167,151	0.02	3.17	0.99	1.12
Expected to vest as of December 31, 2021	15,637	0.02	3.17		1.12
Exercisable as of December 31, 2021	151,514	0.02	3.17		1.12

Schedule of total share-based compensation expense of share-based awards granted to employees and directors

	Years ended December 31,
	2019	2020	2021
Selling and marketing	—	—	264
Research and development	—	—	55
General and administrative	—	—	41,270
Total share-based compensation expense	—	—	41,589

Kaixin Auto 2019 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

		Weighted average fair value
	Number of nonvested	per ordinary share
	restricted shares	at the grant dates
Outstanding as of December 31, 2020	1,157,990	3.36
Forfeited	240,514	3.80
Granted	25,716,778	2.55
Vested	21,192,624	2.59
Unvested as of December 31, 2021	5,441,630	2.55